SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2021
SHARE OPTIONS
Schedule of assumptions used for estimating the fair value of each option granted on the date of grant

	Year ended December 31,
	2019	2020	2021
Risk-free interest rate per annum	—	0.12%	1.56%
Exercise multiple	—	2.8	2.8
Expected volatility	—	91.3%	79.5%
Expected dividend yield	—	0%	0%
Fair value of ordinary shares	$—	$0.935	$0.45
Expected terms (in years)	—	1	10

(1)	Risk-free interest rates

Risk-free interest rates were estimated based on the yield to maturity of China international government bonds and US treasury bonds with a maturity period close to the contractual term of the options for the years ended December 31, 2020 and 2021, respectively.

(2)	Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company’s publicly traded stock.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)	Fair value of underlying ordinary shares

The fair value of the underlying ordinary shares is determined based on the closing market price of the ADS of the Company as of the grant date.

Summary of the stock option activity under the 2008 Plan

		Weighted average
		exercise price
	Options granted	per option

Outstanding at January 1, 2021	3,068,100	$0.45
Granted	80,000	$0.40
Exercised	—	$—
Forfeited	(22,800)	$2.65
Outstanding at December 31, 2021	3,125,300	$0.43

Summary of information regarding the share options granted

	As of December 31, 2021
			Weighted-
		Weighted-	average remaining	Weighted-
		average exercise	contractual	Average
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	3,125,300	$0.43	8.70	$0.10
Exercisable	3,125,300	$0.43	8.70	$0.10
Expected to vest	—	$—	—	$—